RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of related party transactions [Table Text Block]
	December 31, 2020	December 31, 2019	December 31, 2018

Consulting fees paid or accrued to officers or their companies	894,616	$701,957	$850,028
Directors' fees	2,238	2,257	2,316

Stock option grants to officers and directors	123,837	—	—
Stock option grant price range	CAD$0.60 to CAD $1.23	—	—